As filed with the U.S. Securities and Exchange Commission on May 22, 2017

Securities Act File No. 333-32575

Investment Company Act File No. 811-08319

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 77	☒

And/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 77 (Check appropriate box or boxes)	☒

VOYA PARTNERS, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Capital Stock, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 77 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 22nd day of May, 2017.

VOYA PARTNERS, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE -----------------	TITLE ---------	DATE ---------

-----------------------------	President, Chief Executive	May 22, 2017
Shaun P. Mathews*	Officer and Interested Director

-----------------------------	Senior Vice President and	May 22, 2017
Todd Modic*	Chief/Principal Financial Officer

-----------------------------	Director	May 22, 2017
Colleen D. Baldwin*

-----------------------------	Director	May 22, 2017
John V. Boyer*

-----------------------------	Director	May 22, 2017
Patricia W. Chadwick*

-----------------------------	Director	May 22, 2017
Peter S. Drotch*

-----------------------------	Director	May 22, 2017
Martin J. Gavin*

-----------------------------	Director	May 22, 2017
Russell H. Jones*

-----------------------------	Director	May 22, 2017
Patrick W. Kenny*

-----------------------------	Director	May 22, 2017
Joseph E. Obermeyer*

-----------------------------	Director	May 22, 2017
Sheryl K. Pressler*

-----------------------------	Director	May 22, 2017
Christopher P. Sullivan*

-----------------------------	Director	May 22, 2017
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Director were filed as attachments to Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement on February 12, 2016 and are incorporated herein by reference.

EXHIBIT INDEX

Voya Partners, Inc.

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

3